FINANCIAL INSTRUMENTS (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) ha	Dec. 31, 2019 USD ($)	Sep. 29, 2011 USD ($)
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	$ 8,000	$ 16,368
Trade receivables	$ 653,421	$ 575,178
Number of debtors | ha	2,359
Percentage of secured trade receivables	94.30%
Percentage of unsecured trade receivables	5.70%
Description of average payable period	As part of the policy of Arauco, it considers compliance with all Accounts Payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.
Pulp [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	42.10%
Currency risk [member] | Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean Peso. This fluctuation range is considered possible given current market conditions as of the date of these financial statements. With all other variables at a constant rate, a U.S. Dollar exchange rate variation of +/- 10% in relation to the Chilean Peso would mean a change in the net income year after tax +/- 42.36% (equivalent to ThU.S.$ -/+ 10,719), and +/- 0.14% of equity (equivalent to ThU.S.$ -/+ 10,719).
Currency risk [member] | Brazilian Real [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian Real, which is considered a possible range of fluctuation given the market conditions as of the date of these financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian Real would mean a variation on the net income after tax +/- 7.77% (equivalent to ThU.S.$-/+$1,966) and a change on the equity of +/- 1.08% (equivalent to ThU.S. -/+$80,073).
Interest Rate Risk [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 0.42% (equivalent to ThU.S.$-/+ 106) and +/- 0.001% (equivalent to ThU.S.$-/+ 106) on equity.
Commodity price risk [member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 554.4% (equivalent to ThU.S.$-/+ 140,300) on the income for the year after tax and +/- 1.89% (equivalent to ThU.S.$ -/+ 140,300) on equity.
IDB Facility Agreement [Member] | Uruguayan companies [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted			$ 454
Finnevera Guaranteed Facility Agreement [Member] | Uruguayan companies [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted			$ 900
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 41
Financial guarantee granted	41,260
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	451
Financial guarantee granted	450,783
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 368,481
Percentage of entity's revenue	52.67%
Letter of credit customers [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	46.75%
Other type of customers [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	0.58%